Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Balance at the beginning of the period	R$ 382,485	R$ 430,484	R$ 908,027
Establishment / Reversal of provisions for contingent commitments	57,628	(47,999)	(477,543)
Balance at end of year	R$ 440,113	R$ 382,485	R$ 430,484